NestYield Total Return Guard ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 99.8%	Shares	Value
Health Care - 14.8%
Amgen, Inc.(a)	7,170	$3,082,240
Cardinal Health, Inc.(a)	11,870	2,784,939
McKesson Corp.(a)	3,190	2,824,171
		8,691,350

Industrial Products - 16.9%
Bloom Energy Corp. - Class A(a)(b)	13,618	2,809,393
Boeing Co.(b)	10,982	2,281,840
Caterpillar, Inc.	2,851	2,273,587
Lockheed Martin Corp.	4,608	2,586,148
		9,950,968

Media - 3.3%
Alphabet, Inc. - Class A(a)	5,654	1,918,685

Retail & Wholesale - Discretionary - 3.9%
Amazon.com, Inc.(a)(b)	8,724	2,266,233

Retail & Wholesale - Staples - 7.7%
Costco Wholesale Corp.(a)	2,585	2,439,956
Walmart, Inc.(a)	19,945	2,091,632
		4,531,588

Tech Hardware & Semiconductors - 53.2%(c)
Celestica, Inc.(b)	5,025	1,504,485
Ciena Corp.(b)	3,928	1,503,638
Coherent Corp.(b)	13,961	3,878,785
Credo Technology Group Holding Ltd.(a)(b)	22,611	5,114,382
Intel Corp.(b)	27,857	2,493,480
Lumentum Holdings, Inc.(b)	5,217	4,772,303
Seagate Technology Holdings PLC	5,966	4,942,115
SK Hynix, Inc., ADR	18,681	3,074,519
Western Digital Corp.	8,940	4,027,917
		31,311,624

TOTAL COMMON STOCKS (Cost $57,652,965)		58,670,448

PURCHASED OPTIONS - 0.7%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.7%
Advanced Micro Devices, Inc., Expiration: 9/4/2026; Exercise Price: $520.00	$9,414,400	200	$9,000
Astera Labs, Inc., Expiration: 9/4/2026; Exercise Price: $350.00	4,454,700	150	8,250
Cisco Systems, Inc., Expiration: 9/11/2026; Exercise Price: $118.00	7,734,300	700	18,900
Coherent Corp., Expiration: 9/11/2026; Exercise Price: $360.00	6,251,175	225	6,750
Credo Technology Group Holding Ltd., Expiration: 9/4/2026; Exercise Price: $237.50	4,026,182	178	152,190
Lumentum Holdings, Inc., Expiration: 9/4/2026; Exercise Price: $947.50	4,665,276	51	82,620
Seagate Technology Holdings PLC, Expiration: 9/4/2026; Exercise Price: $880.00	4,804,604	58	49,010
SK hynix, Inc., Expiration: 9/4/2026; Exercise Price: $170.00	3,011,814	183	46,665
Walmart, Inc., Expiration: 9/18/2026; Exercise Price: $105.00	3,670,450	350	71,050
Total Call Options			444,435

TOTAL PURCHASED OPTIONS (Cost $2,275,997)			444,435

TOTAL INVESTMENTS - 100.5% (Cost $59,928,962)			$59,114,883
Liabilities in Excess of Other Assets - (0.5)%			(305,157)
TOTAL NET ASSETS - 100.0%			$58,809,726

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of August 31, 2026 is $15,570,667.
(b)	Non-income producing security.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

NestYield Total Return Guard ETF
Schedule of Written Options Contracts
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (4.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.5)%
Advanced Micro Devices, Inc., Expiration: 9/4/2026; Exercise Price: $535.00	$(9,414,400)	(200)	$(4,200)
Astera Labs, Inc., Expiration: 9/4/2026; Exercise Price: $365.00	(4,454,700)	(150)	(7,500)
Cisco Systems, Inc., Expiration: 9/11/2026; Exercise Price: $123.00	(7,734,300)	(700)	(5,950)
Coherent Corp., Expiration: 9/11/2026; Exercise Price: $370.00	(6,251,175)	(225)	(15,750)
Credo Technology Group Holding Ltd., Expiration: 9/4/2026; Exercise Price: $192.50	(4,026,182)	(178)	(627,450)
Lumentum Holdings, Inc., Expiration: 9/4/2026; Exercise Price: $765.00	(4,665,276)	(51)	(766,275)
Seagate Technology Holdings PLC, Expiration: 9/4/2026; Exercise Price: $710.00	(4,804,604)	(58)	(694,550)
SK hynix, Inc., Expiration: 9/4/2026; Exercise Price: $137.00	(3,011,814)	(183)	(512,400)
Walmart, Inc., Expiration: 9/18/2026; Exercise Price: $110.00	(3,670,450)	(350)	(16,450)
Total Call Options			(2,650,525)

TOTAL WRITTEN OPTIONS (Premiums received $4,022,510)			$(2,650,525)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.